Related Party Transactions - Schedule of Significant Related Party Transactions (Detail) - USD ($) $ in Thousands		12 Months Ended			18 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 15, 2017
Schedule of Other Related Party Transactions [Line Items]
Revenue, Net		$ 200,583	$ 140,206	$ 104,521
Advertisement revenue		22,484	16,874	4,802
Zhuhai Qianyou [Member]
Schedule of Other Related Party Transactions [Line Items]
Game sharing costs paid and payable to Zhuhai Qianyou	[1]	84	154	127
Millet Technology Co., Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Revenue, Net		0	316	0
Millet Communication Technology Co., Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Revenue, Net		1,701	2,483	0
Marketing Expense		0	20	0
Beijing Millet Technology Co., Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Technology service revenue related party		1	1,010	344
Advertisement revenue					$ 5,800
Beijing Xiaomi [Member]
Schedule of Other Related Party Transactions [Line Items]
Advertisement revenue		125	0	0
Aiden & Jasmine Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Accrued to related party	[2]	54	54	54
Vantage Point Global Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Accrued to related party	[2]	146	146	146
Beijing Xiaomi Mobile Software Co., Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Revenue, Net	[3]	2,245	0	0
Technology service revenue related party	[4]	$ 5,803	$ 0	$ 0

[1]	The Company obtained an exclusive game operation right from Zhuhai Qianyou, which is specialized in developing online games. According to the agreement, the Company will share revenues derived by the licensed games with Zhuhai Qianyou.
[2]	In 2014, the Group repurchased 3,860,733 common shares from Aiden & Jasmine Limited (Co founder’s company) for USD10,879,000 and 10,334,679 common shares from Vantage Point Global Limited (Founder’s company) for USD29,121,000. According to the repurchase contract, the Company was entitled to an amount (the “Withheld Price”) to withhold any taxes with respect to this repurchase as required under the applicable laws. If the Sellers (Aiden & Jasmine Limited and Vantage Point Global Limited) have not been specifically required by the applicable governmental or regulatory authority to pay any taxes as required under the applicable laws in connection with the repurchase, after the fifth anniversary of the Closing Date, the Company will pay to the Sellers the Withheld Price with a simple interest thereon at the rate of five percent (5%) per annum (the “repayment price”) from the Closing Date. Therefore, the Withheld Price for Aiden & Jasmine Limited and Vantage Point Global Limited was USD 1,125,000 (including interest of USD 37,000) and USD 3,012,000 (including interest of USD 100,000) respectively. The interest accrued in 2017 was USD 54,000 and 146,000 for Aiden & Jasmine Limited and Vantage Point Global Limited respectively.
[3]	In 2017, Onething Technology entered into a contract with Beijing Millet Mobile Software for the provision of bandwidth to Beijing Millet Mobile Software at a mutually agreed price.
[4]	The Group is entitled to receive a mutually agreed percentage of net advertising revenue covering a period from January 2016 to mid-June 2017, as compensation for technology solution services provided to Beijing Xiaomi Mobile Software.